Agribusiness Receivables Certificates - Movement in Agribusiness Receivables Certificates (Details) - Agribusiness Receivables Certificates R$ in Thousands	12 Months Ended
Jun. 30, 2025 BRL (R$)
Reconciliation of changes in line of credit facility borrowings [abstract]
Balance at beginning of period, line of credit facility borrowings	R$ 405,565
Transaction cost amortization, line of credit facility borrowings	3,849
Accrued interest, line of credit facility borrowings	57,456
Interest payment, line of credit facility borrowings	(56,355)
Balance at end of period, line of credit facility borrowings	R$ 410,515